Note 1 - Description of Organization and Business Operations	3 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 05, 2018	Oct. 31, 2018
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note
1.
Organization and Description of Business

Organization

Concrete Pumping Holdings, Inc. (the “Company” or “Successor”) is a Delaware corporation headquartered in Denver, Colorado. The Consolidated Financial Statements include the accounts of Concrete Pumping Holdings, Inc. and its wholly owned subsidiaries including Brundage-Bone Concrete Pumping, Inc. (“Brundage-Bone”), Eco-Pan, Inc. (“Eco-Pan”), and Camfaud Group Limited (“Camfaud”).

On
December 6, 2018,
the Company, formerly known as Concrete Pumping Holdings Acquisition Corp., consummated the previously announced business combination transaction (the “Business Combination”) pursuant to which it acquired (i) the private operating company formerly called Concrete Pumping Holdings, Inc. (“CPH”) and (ii) the former special purpose acquisition company called Industrea Acquisition Corp (“Industrea”). In connection with the closing of the Business Combination, the Company changed its name to Concrete Pumping Holdings, Inc.  The financial results described herein for the dates and periods prior to the Business Combination relate to the operations of CPH prior to the consummation of the Business Combination. See Note
4
– Business Combination for further discussion.

Nature of business

Brundage-Bone and Camfaud are concrete pumping service providers in the United States and United Kingdom (“U.K.”), respectively. Their core business is the provision of concrete pumping services to general contractors and concrete finishing companies in the commercial, infrastructure and residential sectors. Most often equipment returns to a “home base” nightly and neither company contracts to purchase, mix, or deliver concrete. Brundage-Bone has
80
branch locations across
22
states. Camfaud has
28
branch locations throughout the U.K., with its corporate headquarters in Epping (near London), England.

Eco-Pan provides industrial cleanup and containment services, primarily to customers in the construction industry. Eco-Pan uses containment pans specifically designed to hold waste products from concrete and other industrial cleanup operations. Eco-Pan has
14
operating locations across the United States with its corporate headquarters in Denver, Colorado.

Note
1
 — Description of Organization and Business Operations

Industrea Acquisition Corp. (“Industrea”) was incorporated in Delaware on
April 7, 2017
for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one
or more businesses. As of
December 5, 2018,
Industrea had
not
commenced any operations. All activity for the period from
April 7, 2017 (
date of inception) through
December 5, 2018
relates to Industrea’s formation, its initial public offering (the “Initial Public Offering”), its search for a business combination and the consummation of the Business Combination (as defined below). Industrea did not
generate any operating revenues prior to the completion of the Business Combination. Prior to the Business Combination, Industrea generated non-operating income in the form of interest income on cash and marketable securities from the proceeds derived from the Initial Public Offering.

On
August 1, 2017,
Industrea consummated the Initial Public Offering of
23,000,000
units (the “Units” and, with respect to the shares of Class A common stock included in the Units offered, the “Public Shares”), including the issuance of
3,000,000
Units as a result of the underwriters’ exercise of their over-allotment option in full, at
$10.00
per Unit, generating gross proceeds of
$230
million and incurring offering costs of approximately
$13.3
million, inclusive of
$8.05
million in deferred underwriting commissions (Note
6
).

Simultaneously with the closing of the Initial Public Offering, Industrea consummated the private placement (the “Private Placement”) of
11,100,000
warrants (the “Private Placement Warrants”), at a price of
$1.00
per Private Placement Warrant, with Industrea’s sponsor, CFLL Sponsor Holdings, LLC (f/k/a Industrea Alexandria LLC), a Delaware limited liability company, generating gross proceeds of
$11.1
million. On
August 22, 2017,
the Sponsor sold
55,500
Private Placement Warrants at their original purchase price to each of Industrea’s five
independent directors, or an aggregate of
277,500
Private Placement Warrants for
$277,500
(Note
4
).

Upon the closing of the Initial Public Offering and Private Placement,
$234.6
million (
$10.20
per Unit) of the net proceeds of the sale of the Units in the Initial Public Offering and the Private Placement was placed in a U.S.-based trust account maintained by Continental Stock Transfer & Trust Company, acting as trustee (the “Trust Account”). The funds held in the Trust Account were invested in U.S. government securities, within the meaning set forth in Section
2
(a)(
16
) of the Investment Company Act
1940,
as amended (the “Investment Company Act”), or in any open-ended investment company that holds itself out as a money market fund selected by Industrea meeting the conditions of paragraphs (d)(
2
), (d)(
3
) and (d)(
4
) of Rule
2a
-
7
of the Investment Company Act, as determined by Industrea, until the completion of the Business Combination.

Industrea provided the holders (the “public stockholders”) of the Public Shares with the opportunity to redeem all or a portion of their Public Shares upon the completion of the Business Combination in connection with a stockholder meeting called to approve the Business Combination. The public stockholders were entitled to redeem their Public Shares for a pro rata portion of the amount then in the Trust Account. These Public Shares were recorded at a redemption value and classified as temporary equity upon the completion of the Initial Public Offering in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic
480
“Distinguishing Liabilities from Equity.” Additionally, each public stockholder was permitted elect to redeem their Public Shares irrespective of whether they voted for or against the Business Combination. The initial stockholders (as defined below) agreed to vote their founder shares (as defined below in Note
5
) and any Public Shares purchased during or after the Initial Public Offering in favor of a Business Combination. In addition, the initial stockholders agreed to waive their redemption rights with respect to their founder shares and Public Shares in connection with the completion of the Business Combination.

If Industrea was unable to complete a Business Combination by
August 1, 2019,
which is
24
months from the closing of the Initial Public Offering (the “Combination Period”), Industrea would have (i) ceased all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not
more than
ten
business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned on the funds held in the Trust Account and not
previously released to Industrea to pay Industrea’s franchise and income taxes (less up to
$100,000
of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of Industrea’s remaining stockholders and Industrea’s board of directors, dissolved and liquidated subject in each case to Industrea’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.

The initial stockholders agreed to waive their liquidation rights with respect to the founder shares if Industrea failed to complete a Business Combination within the Combination Period. However, if the initial stockholders acquired Public Shares in or after the Initial Public Offering, they were entitled to liquidating distributions from the Trust Account with respect to such Public Shares if Industrea failed to complete a Business Combination within the Combination Period. The underwriters agreed to waive their rights to their deferred underwriting commission held in the Trust Account in the event Industrea did not
complete a Business Combination within the Combination Period and, in such event, such amounts would have been included with the other funds held in the Trust Account that would have been available to fund the redemption of the Public Shares. In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to Industrea if and to the extent any claims by a vendor for services rendered or products sold to Industrea, or a prospective target business with which Industrea discussed entering into a transaction agreement, reduced the amount of funds in the Trust Account. This liability did not
apply with respect to any claims by a
third
party who executed a waiver of any right, title, interest or claim of any kind in or to any monies held in the Trust Account or to any claims under Industrea’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of
1933,
as amended.

Moreover, in the event that an executed waiver was deemed to be unenforceable against a third
party, the Sponsor would
not
have been responsible to the extent of any liability for such third
party claims. Industrea sought to reduce the possibility that the Sponsor would have to indemnify the Trust Account due to claims of creditors by endeavoring to have all vendors, service providers, prospective target businesses or other entities with which Industrea business, execute agreements with Industrea waiving any right, title, interest or claim of any kind in or to monies held in the Trust Account.

On
December 6, 2018 (
the “Closing Date”), Concrete Pumping Holdings, Inc. (f/k/a Concrete Pumping Holdings Acquisition Corp.) (“New CPH”), a Delaware corporation, consummated the transactions contemplated by that certain Agreement and Plan of Merger, dated as of
September 7, 2018 (
the “Merger Agreement”), by and among New CPH, Industrea, Brundage-Bone Concrete Pumping Holdings, Inc. (f/k/a Concrete Pumping Holdings, Inc.), a Delaware corporation (“Prior CPH”), and certain subsidiaries of New CPH, pursuant to which (a) a wholly owned indirect subsidiary of New CPH merged with and into Prior CPH, with Prior CPH surviving the merger as a wholly owned indirect subsidiary of New CPH (the “CPH Merger”), and (b) a wholly owned direct subsidiary of New CPH merged with and into Industrea, with Industrea surviving the merger as a wholly owned subsidiary of New CPH. The transactions contemplated by the Merger Agreement are referred to herein as the “Business Combination” (see Note
9
). Upon the closing of the Business Combination (the “Closing”), all outstanding shares of Industrea’s Class A common stock were exchanged on a one
-for-
one
basis for shares of New CPH’s common stock, par value
$0.0001
per share (“CPH’s common stock”), and Industrea’s outstanding warrants were assumed by New CPH and became exercisable for shares of New CPH common stock on the same terms as were contained in such warrants prior to the Business Combination. Further information regarding the Business Combination and Prior CPH is set forth in (i) the proxy statement/prospectus included in New CPH’s registration statement on Form S-
4
(File
No.
333
-
227259
), as amended and supplemented, originally filed with the SEC on
September 10, 2018
and (ii) New CPH’s Current Report on Form
8
-K filed with the SEC on
December 10, 2018,
as amended by New CPH’s Current Report on Form
8
-K/A filed with the SEC on
January 29, 2019.

Note
1.
Organization and Description of Business

Organization:
Concrete Pumping Holdings, Inc. (CPH, the Company or Parent) was incorporated in the state of Delaware on
July 14, 2014.
Concrete Pumping Intermediate Holdings, LLC (CPIH), a wholly owned subsidiary of CPH, was formed on
June 16, 2014,
as a Delaware limited liability company to acquire, through the creation of BB Merger Sub, Inc. (BBMI) and EP Merger Sub, Inc. (EPMI), all outstanding stock of Brundage-Bone Concrete Pumping, Inc. (BBCPI, BB, or Brundage-Bone) and Eco-Pan, Inc. (Eco-Pan or EP) on
August 18, 2014 (
the Merger). BBMI and EPMI were formed on
July 23, 2014,
as Colorado corporations and wholly owned subsidiaries of CPIH to merge with and into BBCPI and EP, respectively, with BBCPI and EP being the surviving corporations. BBCPI and EP are wholly owned subsidiaries of CPIH. Concrete Pumping Property Holdings, LLC (PropCo), a wholly owned subsidiary of CPH, was incorporated in the state of Delaware on
July 14, 2014,
to hold certain real property that is leased to BBCPI. CPH, CPIH, BBMI and EPMI commenced operations on
August 18, 2014.
The equity sponsor is Peninsula Pacific Strategic Partners, LLC (the Sponsor). Refer to Note
19
below for details regarding the consummation of the merger with Industrea Acquisition Corporation on
December 6, 2018.

Nature of business:
Brundage-Bone was incorporated in the state of Colorado on
October
31,
2011.
Brundage-Bone is a concrete pumping service provider in the United States. Brundage-Bone’s core business is the provision of concrete pumping services to general contractors and concrete finishing companies. Brundage-Bone is a construction services business that provides specialized equipment with technically trained operators. Most often equipment returns to a “home base” nightly. Brundage-Bone does not
contract to purchase, mix, or deliver concrete. Brundage-Bone most often contracts for its services on a per hour and per yard poured schedule customized to each market. In addition, Brundage-Bone actively sells concrete pumps, parts and service; however, the sale of parts are not
a significant component of Brundage-Bone operations. Brundage-Bone has operations in Alabama, Arizona, Arkansas, California, Colorado, Florida, Georgia, Idaho, Kansas, Missouri, New Mexico, Oklahoma, Oregon, South Carolina, Tennessee, Texas, Utah, Washington and Wyoming, with its corporate headquarters in Denver, Colorado. Brundage-Bone has
80
branch locations across
22
states.

Eco-Pan was incorporated in the state of Colorado on
April
4,
2003.
Eco-Pan provides industrial cleanup and containment services, primarily to customers in the construction industry. Eco-Pan uses containment pans specifically designed to hold waste products from concrete and other industrial cleanup operations. Eco-Pan has operating locations in Arizona, California, Colorado, Idaho, Maryland, Oklahoma, Oregon, Texas, Utah, and Washington, with its corporate headquarters in Denver, Colorado.

In
May
2015,
Eco-Pan formed a joint venture, Eco-Pan Midwest, LLC (EPMW), with an initial capital contribution of $76,500,
which represented
51
 percent of the outstanding membership interests in EPMW. EPMW was dissolved in
2016.
See Note
2
regarding principles of consolidation related to EPMW.

In
November
2016,
Brundage-Bone entered into
two
share purchase agreements to acquire
two
concrete pumping companies based in the United Kingdom (UK) (collectively, Camfaud): Camfaud Concrete Pumps Limited and Premier Concrete Pumping Limited, which each also owned
50

percent of the stock of South Coast Concrete Pumping Limited. In connection with the transactions, a new entity, Oxford Pumping Holdings Ltd. (Oxford), was created as a wholly owned subsidiary of Brundage-Bone to serve as a UK-based holding company. In
July
2017,
Camfaud acquired Reilly Concrete Pumping Limited (Reilly), another UK-based concrete pumping company. Refer to Note
3
for discussion of the acquisitions.

Camfaud’s core business is the provision of concrete pumping equipment to customers in the commercial, infrastructure and residential sectors. Camfaud is a construction services business that provides specialized concrete pumping equipment with technically trained operators. Camfaud provides the equipment operator and the equipment. Camfaud does not
contract to purchase, mix or to deliver concrete. Camfaud most often contracts for its equipment services on a daily, weekly or monthly schedule customized to each market. Camfaud has
28
branch locations throughout the UK, with its corporate headquarters in Epping, Essex.